Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on a recurring basis
Description	Balance at December 31, 2016	Established in 2017	Changes in Fair Value	Expensed	Balance at September 30, 2017
Embedded conversion option liability	$—	$4,500	$—	$(4,500)	$—
Warrant liability	$—	$152,517	$(124,139)	$—	$28,378

Description	Balance at December 31, 2014	Established in 2015	Change in Fair Value	Reclassified to Equity	Balance at December 31, 2015
Derivative warrant liability	$—	$72,333	$647,342	(719,675)	$—